International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Other investments	$ 296,882,000	$ 254,413,000
Notes loans	7,098,777,000	7,432,695,000
Goodwill	282,532,000	282,532,000
Other assets	160,511,000	162,079,000
Total assets	16,046,236,000	14,029,467,000
Liabilities:
Junior subordinated deferrable interest debentures	134,642,000	134,642,000
Other liabilities	109,426,000	130,492,000
Total liabilities	13,737,755,000	11,851,469,000
Shareholders' equity:
Common shares	96,351,000	96,241,000
Surplus	152,144,000	149,334,000
Retained earnings	2,470,710,000	2,289,626,000
Accumulated other comprehensive (loss) income	(31,980,000)	20,825,000
Total shareholders' equity before treasury stock	2,687,225,000	2,556,026,000
Less cost of shares in treasury	(378,744,000)	(378,028,000)
Total shareholders' equity	2,308,481,000	2,177,998,000	$ 2,118,053,000	$ 1,939,582,000
Total liabilities and shareholders' equity	16,046,236,000	14,029,467,000
Parent Company | Reportable Legal Entities
ASSETS
Cash	62,564,000	66,252,000
Other investments	90,555,000	77,661,000
Notes loans	10,401,000	11,950,000
Investment in subsidiaries	2,281,597,000	2,167,516,000
Goodwill	3,365,000	3,365,000
Other assets	1,644,000
Total assets	2,450,126,000	2,326,744,000
Liabilities:
Junior subordinated deferrable interest debentures	134,642,000	134,642,000
Due to IBC Trading	21,000	21,000
Other liabilities	6,982,000	14,083,000
Total liabilities	141,645,000	148,746,000
Shareholders' equity:
Common shares	96,351,000	96,241,000
Surplus	152,144,000	149,334,000
Retained earnings	2,470,710,000	2,289,626,000
Accumulated other comprehensive (loss) income	(31,980,000)	20,825,000
Total shareholders' equity before treasury stock	2,687,225,000	2,556,026,000
Less cost of shares in treasury	(378,744,000)	(378,028,000)
Total shareholders' equity	2,308,481,000	2,177,998,000
Total liabilities and shareholders' equity	$ 2,450,126,000	$ 2,326,744,000